DERIVATIVES FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and hedging instruments			$ 74,765
Change in fair value of derivatives and hedging instruments	$ 74,765	$ (753,243)